Commitments, Contingencies and Related Party Transactions	12 Months Ended
Dec. 31, 2021
Commitments Contingencies And Related Party Transactions [Abstract]
Commitments, Contingencies and Related Party Transactions	Commitments, Contingencies and Related Party Transactions
Commitment: The Company leases its office facilities under a non-cancelable operating lease agreement with an unrelated party. On November 26, 2019, the Company amended the lease agreement to rent additional office space. The amendment reduced the required deposit of a letter of credit from $1.5 million to $1.0 million, which would be paid to the lessor in the event of default. On June 29, 2021, the required deposit of a letter of credit associated with the agreement was increased to $1.8 million. As of December 31, 2021 and 2020, there were no outstanding balances on the letter of credit. The amendment also extended the expiration date of the lease to September 2030.
Rent expense, which is included in occupancy expense in the consolidated statements of operations, totaled $3.8 million, $3.1 million, and $2.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

Year	Amount
2022	$2,271
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total	$22,342

Legal contingencies: Due to the nature of its business activities, the Company is subject to extensive regulations and legal actions and is currently involved in certain legal and regulatory matters, which arise in the normal course of business. In accordance with applicable accounting guidance, the Company establishes an accrued liability for legal and regulatory matters when those matters present loss contingencies which are both probable and reasonably estimable.

The Company has received inquiries from certain agencies and states on its lending compliance, the validity of the bank partnership model, and its ability to facilitate the servicing of bank originated loans. Management is confident that its lending practices and the bank partnership structure, in addition to the Company’s technologies, services, and overall relationship with its bank partners, complies with state and federal laws. However, the inquiries are still in process and the outcome is unknown at this time, including an ongoing matter involving the California Department of Financial Protection and Innovation. See Note 19 for additional information.

Except as described below, management does not believe that the resolution of any currently pending legal and regulatory matters will have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.

On November 18, 2021, the Company entered into a Consent Judgement and Order (“Settlement”) with the Attorney General of the District of Columbia (“District”) to resolve all matters in a dispute related to the action previously filed against the Company by the District (“Action”). The Company denies the allegations in the Action and denies that it has violated any law or engaged in any deceptive or unfair practices. The Action was resolved to avoid the expense of protracted litigation. As part of the Settlement, the Company agreed to, among other things, refrain from certain business activities in the District of Columbia, pay $0.3 million to the District of Columbia and provide refunds totaling $1.5 million to certain District of Columbia consumers. As of December 31, 2021, unpaid refunds totaled $1.5 million, which is included in accrued expenses on the consolidated balance sheets.

Related party transactions: OppFi-LLC previously had an unsecured line of credit agreement with SCG with a maximum available amount of $4.0 million, which was paid in full on March 30, 2021. Interest expense related to this related party transaction was $0.1 million, $0.6 million, and $0.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

In August 2020, OppFi-LLC entered into a Management Fee Agreement (“Management Fee Agreement”) with SCG. Pursuant to the terms of the Management Fee Agreement, SCG provided board and advisory services. Effective upon the Closing, OppFi-LLC terminated the Management Fee Agreement and incurred $3.0 million in transaction costs, which has been offset against additional paid-in capital in the consolidated balance sheets. For the years ended December 31, 2021 and 2020, management fees under the Management Fee Agreement totaled $0.4 million and $0.7 million, respectively.

In connection with the Business Combination, OppFi entered into the TRA with the Members.
Severance agreements: The Company entered into Severance Agreements and General Releases (“Severance Agreements”) with the Company’s former Chief Executive Officer and other key employees. In connection with these Severance Agreements, the Company agreed to, among other things, pay certain severance benefits for one year. As of December 31, 2021, $1.3 million in severance benefits remained unpaid, which is included in accrued expenses on the consolidated balance sheets.